Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement [LineItems]
Payment of operating costs and realty taxes	$ 422,185
Payment of short term lease expenses	$ 16,239,540
Office equipment [member]
Statement [LineItems]
Discount rate to leases	7.50%
Vehicles [member]
Statement [LineItems]
Discount rate to leases	6.74%